OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2025
Net Trading And Other Income [Abstract]
OTHER OPERATING INCOME	5. OTHER OPERATING INCOME
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Net (losses) on financial instruments designated at fair value through profit or loss[1]	(67)	(57)	(33)
Net gains on financial instruments mandatorily at fair value through profit or loss[2]	10	25	42
Hedge ineffectiveness	(24)	22	18
Net gain on sale of financial assets at fair value through other comprehensive income	1	—	—
Income from operating lease assets	124	113	118
Other	(4)	8	68
	40	111	213
1Net (losses) on financial instruments designated at fair value through profit or loss includes losses of £47m on deposits (2024: £16m losses, 2023 £24m losses), losses of £34m on debt securities (2024: £22m losses, 2023: £32m losses).
2Net gains on financial instruments mandatorily at fair value through profit or loss include gains of £1m on debt securities (2024: £7m gains, 2023: £5m gains).
Net gains on financial instruments mandatorily at FVTPL includes fair value losses of £9m (2024: losses of £21m, 2023: losses of £12m) on embedded derivatives bifurcated from certain equity index-linked deposits, as described in the derivatives accounting policy in Note 1. The embedded derivatives are economically hedged, the results of which are also included in this line item and amounted to gains of £9m (2024: gains of £21m, 2023: gains of £12m). As a result, in 2025,
2024 and 2023 the net fair value movements recognised on the equity index-linked deposits and the related economic hedges were £nil.

			Group
	2025	2024	2023
	£m	£m	£m
Exchange rate differences in the consolidated income statement on items not at fair value through profit or loss	457	488	1,215
These are principally offset by related releases from the cash flow hedge reserve:	(452)	(485)	(1,231)
In 2025 and 2024, no subordinated liabilities were repurchased as part of ongoing liability management exercises (2023: profit of £4m).
In 2025, Other includes £4m of losses on the sale of property as part of our transformation (2024: £8m losses; 2023: £nil).